Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per share
Earnings per Share

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common shareholders for the period are allocated between common shareholders and participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The Company has determined that 78,000 of its 153,000 outstanding non-vested stock awards are participating securities as of December 31, 2014.

Earnings per common share have been computed based on the following for the year ended December 31:

	2014	2013	2012
Net income attributable to Oneida Financial Corp.	$5,127,702	$6,086,188	$5,760,418
Net earnings allocated to participating securities	(18,096)	(98,251)	(51,048)
Net earnings allocated to common stock	$5,109,606	$5,987,937	$5,709,370

Basic
Distributed earnings allocated to common stock	$3,311,671	$3,294,538	$3,264,243
Undistributed earnings allocated to common stock	1,797,935	2,693,399	2,445,127
Net earnings allocated to common stock	$5,109,606	$5,987,937	$5,709,370

Weighted average common shares outstanding including shares considered participating securities	6,991,538	6,965,877	6,912,886
Less: Average unallocated ESOP shares	(11,172)	(37,688)	(70,166)
Less: Average participating securities	(78,222)	(106,604)	(55,099)
Weighted average shares	6,902,144	6,821,585	6,787,621
Basic earnings per share	$0.74	$0.88	$0.84

Diluted
Net earnings allocated to common stock	$5,109,606	$5,987,937	$5,709,370

Weighted average common shares outstanding for basic earnings per common share	6,902,144	6,821,585	6,787,621
Add: Dilutive effects of assumed exercise of stock options and nonparticipating shares	61,181	52,187	5,681
Weighted average shares and dilutive potential common shares	6,963,325	6,873,772	6,793,302
Diluted earnings per common share	$0.73	$0.87	$0.84

Stock options for 9,348, 2,215 and 197,500 shares of common stock were not considered in computing diluted earnings per share for the year ended ended December 31, 2014, 2013 and 2012, respectively, because they were anti-dilutive.